As filed with the Securities and Exchange Commission on September 7, 2017

1933 Act Registration No. 333-201473
1940 Act Registration No. 811-22926

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N‑1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 113	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 115	[X]

Elkhorn ETF Trust
(Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL 60187
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 355-4676

Benjamin T. Fulton
Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL 60187
(Name and Address of Agent for Service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 6, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 113

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 90, as it relates to Elkhorn Disciplined Hedged Equity ETF (the “Fund”), a series of the Registrant, until October 6, 2017. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 90 under the Securities Act of 1933 as it relates to the Fund, filed on April 7, 2017, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on September 7, 2017.

Elkhorn ETF Trust
By:	/s/ Benjamin T. Fulton
Benjamin T. Fulton Chairman of the Board of Trustees President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date

/s/ Benjamin T. Fulton	President and Chief Executive Officer		September 7, 2017
Benjamin T. Fulton
/s/ Philip L. Ziesemer	Secretary and Chief Financial Officer		September 7, 2017
Philip L. Ziesemer
Bruce Howard*	Trustee	) )
		)	By:	/s/ Benjamin T. Fulton
Gregory D. Bunch*	Trustee	) )	Benjamin T. Fulton Attorney-In-Fact
		)	September 7, 2017
Jeffrey P. Helton*	Trustee	) )
)

*
An original power of attorney authorizing Benjamin T. Fulton and Philip L. Ziesemer to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.